UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10 - D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Date:	November 27, 2006

Commission File Number of issuing entity:	333-130795-19

WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
WMALT SERIES 2006-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130795

WaMu Asset Acceptance Corp.

(Exact name of depositor as specified in its charter)

Washington Mutual Mortgage Securities Corp

(Exact name of sponsor(s) as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	54-2197263 (I.R.S. Employer Identification No.)

1301 SECOND AVENUE, WMC 3501A SEATTLE, WASHINGTON (Address of principal executive offices of the issuing entity)	98101 (Zip Code)

(206) 500-4418
(Telephone number, including area code)

1201 THIRD AVENUE, WMT 1706A
SEATTLE, WASHINGTON 98101
(206) 554-8838

(Former name or former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one) Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
[ ]	[ ]	[xx]	________________
[ ]	[ ]	[ ]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [XX] No [__]

Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

(a) The attached report relates to the distribution report furnished to certificate holders following an earlier report on November 27, 2006. This revised report was made available on December 04, 2006.

(b) On 11/03/2006, pursuant to Section 2.09 of the PSA and Section 3.3 of the Mortgage Loan Purchase and Sale Agreement between the Seller and the depositor dated as of December 28, 2005, the Seller, Washington Mutual Mortgage Securities Corp. repurchased or substituted mortgage loans as follows:

5 loans in Group 2, with an ending balance of $1,281,986.34, were replaced with 7 loans with an ending balance of $1,283,737.87.
25 loans in Group 3, with an ending balance of $8,695,386.35, were replaced with 25 loans with an ending balance of $8,642,399.95.
The balance difference of $50,901.47 was passed through as principal.

Information concerning the specific provisions of Section 2.09 giving rise to these repurchases or substitution is available from the Servicer by contacting John.Ganzer@wamu.net.

Part II - Other Information

Item 9. Exhibits

Exhibit No.	Description
99.1	Washington Mutual Mortgage Pass-Through Certificates, WMALT, Series 2006-5 Monthly Distribution Report for November 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WaMu Asset Acceptance Corp., Depositor
Date: December 12, 2006	By:	/s/David Zielke
Name: David Zielke Title: First Vice President (Authorized Officer)